BT ALEX. BROWN CASH RESERVE FUND, INC.
P. O. Box 17250
Baltimore, Maryland 21203

BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund") is a money market fund de-signed for individuals, businesses, institutions and fiduciaries which seek as high a level of current income (tax-exempt current income in the case of the Tax-Free Series) as is consistent with preservation of capital and liquidity.

The Fund offers three Series of Shares:

 .Prime Series
 .Treasury Series
 .Tax-Free Series

This Prospectus relates to the BT Alex. Brown Cash Reserve Shares of each of the above Series.

Other principal features of the Fund are:

 . Fund shares are sold without purchase or redemption charges;
 . Dividends are declared daily and paid monthly in additional shares or cash;
  and
 . Free check redemption.

For current yield information and for purchase and redemption information, call your securities dealer or (410) 895-5995.

This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A State-ment of Additional Information dated August 1, 1998, has been filed with the Securities and Exchange Commission and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 553-8080.
                               TABLE OF CONTENTS

                            Page
Table of Fees and Expenses    2
Financial Highlights          3
Investment Program            6
The Fund's Net Asset Value    9
How to Buy Shares            10
How to Redeem Shares         10
Dividends and Taxes          12
Management of the Fund       13
Current Yield                15
General Information          15

The Fund's shares are not deposits or obligations of, or guaranteed or en-dorsed by, any bank. The shares are not federally insured by the Federal De-posit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves risk, including possible loss of principal.

An investment in the Fund is neither insured nor guaranteed by the United States Government. There can be no assurance that any Series will be able to maintain a stable net asset value of $1.00 per share.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the con-trary is a criminal offense.

 Prospectus Dated: August 1,
 1998, as supplemented through
 March 31, 1999

Table of Fees and Expenses

The following table of fees and expenses is provided to assist you in under-standing the various costs and expenses that you may bear indirectly. If you purchase shares of the Fund through a financial institution, you may be charged separate fees by the financial institution. Your actual expenses may be greater or less than those shown.

                                           Prime        Treasury      Tax-Free
                                           Series        Series        Series
                                         -----------  ------------  ------------
Shareholder Transaction Expenses
--------------------------------
 Maximum Sales Charge Imposed on
  Purchases.............................        None           None         None
 Maximum Sales Charge Imposed on
  Reinvested Dividends..................        None           None         None
 Maximum Deferred Sales Charge..........        None           None         None
 Redemption Fees........................        None           None         None
Annual Fund Operating Expenses            As a % of Average Daily Net Assets
------------------------------            ----------------------------------
 Management Fees (See "Management of the
  Fund -- Investment Advisor")..........       0.26%         0.19%*        0.27%
 12b-1 Fees (See "Management of the Fund
  -- Distributor")......................       0.25%         0.25%         0.25%
 Other Expenses.........................       0.16%         0.13%         0.09%
                                         -----------   ------------  -----------
 Total Fund Operating Expenses..........       0.67%         0.57%*        0.61%
                                         ===========   ============  ===========

--------
* The Advisor is waiving its fee on the Treasury Series by 0.05%. Absent such fee waivers, Management Fees would be 0.24% and Total Fund Operating Ex-penses would be 0.62% of the BT Alex. Brown Cash Reserve Treasury Shares class' average daily net assets. The waiver is voluntary and may be termi-nated at any time.

Example

You would pay the following expenses on a $1,000 investment in each Series as-suming (1) 5% annual return, and (2) redemption at the end of each time peri-od:

                                                        Prime  Treasury Tax-Free
                                                        Series  Series   Series
                                                        ------ -------- --------
  1 year...............................................  $ 7     $ 6      $ 6
  3 years..............................................  $21     $18      $20
  5 years..............................................  $37     $32      $34
 10 years..............................................  $83     $71      $76

The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Financial Highlights

The financial highlights included in these tables are a part of the Fund's fi-nancial statements for the periods indicated and have been audited by the Fund's independent accountants. The financial statements and financial high-lights for the fiscal year ended March 31, 1998 and the report of the Fund's independent accountants thereon are included in the Statement of Additional Information, which can be obtained at no charge by calling the Fund at (800) 553-8080.
Prime Series
(For a share outstanding throughout each period)

                                                                         For the Year Ended March 31,
                    -----------------------------------------------------------------------------------------------
                       1998/1/         1997/1/         1996/1/         1995/1/         1994/1/         1993/1/
                    --------------  --------------  --------------  --------------  --------------  --------------
 Per Share
  Operating
  Performance:
 Net asset value
  at beginning of
  period.........   $         1.00  $         1.00  $         1.00  $         1.00  $         1.00  $         1.00
                    --------------  --------------  --------------  --------------  --------------  --------------
 Income from
  Investment
  Operations:
 Net investment
  income.........           0.0494          0.0478          0.0524          0.0442          0.0262          0.0295
 Less
  Distributions:
 Dividends from
  net investment
  income and/or
  short-term
  gains..........          (0.0494)        (0.0478)        (0.0524)        (0.0442)        (0.0262)        (0.0295)
                    --------------  --------------  --------------  --------------  --------------  --------------
 Net asset value
  at end of
  period.........   $         1.00  $         1.00  $         1.00  $         1.00  $         1.00  $         1.00
                    ==============  ==============  ==============  ==============  ==============  ==============
 Total Return:
 Based on net
  asset value per
  share..........             5.05%           4.88%           5.36%           4.51%           2.65%           2.99%
 Ratios to
  Average Daily
  Net Assets:
 Expenses........             0.67%           0.63%           0.60%           0.61%           0.62%           0.63%
 Net investment
  income.........             4.94%           4.78%           5.21%           4.46%           2.62%           2.95%
 Supplemental
  Data:
 Net assets at
  end of period..   $3,172,274,336  $2,552,053,912  $2,392,658,047  $1,479,806,435  $1,368,451,627  $1,481,103,834
 Number of shares
  outstanding at
  end of period..    3,172,265,593   2,552,045,195   2,392,661,216   1,479,804,186   1,368,449,549   1,481,101,756
                                                                       For the
                                                                        Eleven
                                                                        Months
                                                                        Ended
                                                                      March 31,
                       1992/1/         1991 /1/          1990          1989/2/
                    --------------- --------------- --------------- ------------------
 Per Share
  Operating
  Performance:
 Net asset value
  at beginning of
  period.........   $         1.00  $         1.00  $         1.00  $         1.00
                    --------------- --------------- --------------- ------------------
 Income from
  Investment
  Operations:
 Net investment
  income.........           0.0485          0.0734          0.0846          0.0712
 Less
  Distributions:
 Dividends from
  net investment
  income and/or
  short-term
  gains..........          (0.0485)        (0.0734)        (0.0846)        (0.0712)
                    --------------- --------------- --------------- ------------------
 Net asset value
  at end of
  period.........   $         1.00  $         1.00  $         1.00  $         1.00
                    =============== =============== =============== ==================
 Total Return:
 Based on net
  asset value per
  share..........             4.96%           7.59%           8.80%           8.01%/3/
 Ratios to
  Average Daily
  Net Assets:
 Expenses........             0.61%           0.59%           0.52%           0.54%/3/
 Net investment
  income.........             4.84%           7.31%           8.42%           7.81%/3/
 Supplemental
  Data:
 Net assets at
  end of period..   $1,512,362,510  $1,295,888,161  $1,312,276,151  $1,084,793,157
 Number of shares
  outstanding at
  end of period..    1,512,360,432   1,295,888,161   1,312,272,415   1,084,789,421

--------
 /1/Financial information for fiscal years ended March 31, 1998, 1997, 1996,
   1995, 1994, 1993, 1992 and 1991, respectively, is given for the BT Alex. Brown Cash Reserve Shares class of the Prime Series.
 /2/The Fund's fiscal year-end was changed from April 30 to March 31. /3/Annualized.

Treasury Series
(For a share outstanding throughout each period)

                                                                For the Year Ended March 31,
                    ----------------------------------------------------------------------------------------------------------
                      1998/1/       1997/1/       1996/1/       1995/1/          1994/1/          1993/1/          1992/1/
                    ------------  ------------  ------------  ------------     ------------     ------------     ------------
 Per Share
  Operating
  Performance:
 Net asset value
  at beginning of
  period.........   $       1.00  $       1.00  $       1.00  $       1.00     $       1.00     $       1.00     $       1.00
                    ------------  ------------  ------------  ------------     ------------     ------------     ------------
 Income from
  Investment
  Operations:
 Net investment
  income.........         0.0464        0.0453        0.0494        0.0411           0.0255           0.0285           0.0477
 Less
  Distributions:
 Dividends from
  net investment
  income and/or
  short-term
  gains..........        (0.0464)      (0.0453)      (0.0494)      (0.0411)         (0.0255)         (0.0285)         (0.0477)
                    ------------  ------------  ------------  ------------     ------------     ------------     ------------
 Net asset value
  at end of
  period.........   $       1.00  $       1.00  $       1.00  $       1.00     $       1.00     $       1.00     $       1.00
                    ============  ============  ============  ============     ============     ============     ============
 Total Return:
 Based on net
  asset value per
  share..........           4.74%         4.63%         5.05%         4.19%            2.58%            2.89%            4.88%
 Ratios to
  Average Daily
  Net Assets:
 Expenses........           0.59%         0.61%         0.58%         0.55%/4/         0.54%/4/         0.55%/4/         0.55%
 Net investment
  income.........           4.65%         4.54%         4.94%         4.09%/5/         2.55%/5/         2.87%/5/         4.76%
 Supplemental
  Data:
 Net assets at
  end of period..   $798,426,658  $678,444,803  $666,814,158  $512,167,212     $581,724,214     $618,175,839     $725,010,207
 Number of shares
  outstanding at
  end of period..    798,354,129   678,391,386   666,762,028   512,162,864      581,723,448      618,152,465      725,010,207
                                                  For the
                                                   Eleven
                                                   Months
                                                   Ended
                                                 March 31,
                      1991/1/         1990        1989/2/
                    ------------- ------------- ----------------
 Per Share
  Operating
  Performance:
 Net asset value
  at beginning of
  period.........          $1.00  $       1.00         $1.00
                    ------------- ------------- ----------------
 Income from
  Investment
  Operations:
 Net investment
  income.........         0.0698        0.0829        0.0696
 Less
  Distributions:
 Dividends from
  net investment
  income and/or
  short-term
  gains..........        (0.0698)      (0.0829)      (0.0696)
                    ------------- ------------- ----------------
 Net asset value
  at end of
  period.........   $       1.00  $       1.00  $       1.00
                    ============= ============= ================
 Total Return:
 Based on net
  asset value per
  share..........           7.21%         8.61%         7.82%/3/
 Ratios to
  Average Daily
  Net Assets:
 Expenses........           0.56%         0.41%         0.44%/3/
 Net investment
  income.........           6.82%         8.25%         7.50%/3/
 Supplemental
  Data:
 Net assets at
  end of period..   $716,551,599  $272,467,125  $235,086,589
 Number of shares
  outstanding at
  end of period..    716,551,599   272,509,276   235,197,074

--------
 /1/Financial information for fiscal years ended March 31, 1998, 1997, 1996,
   1995, 1994, 1993, 1992 and 1991, respectively, is given for the BT Alex. Brown Cash Reserve Shares class of the Treasury Series.
 /2/The Fund's fiscal year-end was changed from April 30 to March 31. /3/Annualized.
 /4/Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for the fiscal years ended March 31, 1995, 1994 and 1993, respec-tively.
 /5/Ratio of net investment income to average daily net assets prior to par-tial fee waivers was 4.08%, 2.53%, and 2.86% for the years ended March 31, 1995, 1994 and 1993, respectively.

Financial Highlights (concluded)

Tax-Free Series
(For a share outstanding throughout each period)

                                                 For the Year Ended March 31,
                  ------------------------------------------------------------------------------------------------
                    1998/1/         1997          1996          1995          1994          1993          1992
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Per Share
 Operating
 Performance:
Net asset value
 at beginning of
 period.........  $       1.00  $       1.00  $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Income from
 Investment
 Operations:
Net investment
 income.........        0.0306        0.0286        0.0318        0.0271        0.0184        0.0213        0.0353
Less
 Distributions:
Dividends from
 net investment
 income and/or
 short-term
 gains..........       (0.0306)      (0.0286)      (0.0318)      (0.0271)      (0.0184)      (0.0213)      (0.0353)
                  ------------  ------------  ------------  ------------  ------------  ------------  ------------
Net asset value
 at end of
 period.........  $       1.00  $       1.00  $       1.00  $       1.00  $       1.00  $       1.00  $       1.00
                  ============  ============  ============  ============  ============  ============  ============
Total Return:
Based on net
 asset value per
 share..........          3.10%         2.90%         3.23%         2.75%         1.86%         2.15%         3.59%
Ratios to
 Average Daily
 Net Assets:
Expenses........          0.60%         0.62%         0.60%         0.57%         0.58%         0.60%         0.56%/4/
Net investment
 income.........          3.05%         2.86%         3.16%         2.74%         1.84%         2.13%         3.49%/5/
Supplemental
 Data:
Net assets at
 end of period..  $841,184,924  $647,212,025  $571,507,000  $475,384,229  $378,859,232  $315,661,447  $304,987,823
Number of shares
 outstanding at
 end of period..   841,258,030   647,283,274   571,593,265   475,474,913   378,939,262   315,700,742   305,008,959
                  For the Period
                  Dec. 17, 1990/2
                     / through
                  March 31, 1991
                  ------------------
Per Share
 Operating
 Performance:
Net asset value
 at beginning of
 period.........   $       1.00
                  ------------------
Income from
 Investment
 Operations:
Net investment
 income.........         0.0124
Less
 Distributions:
Dividends from
 net investment
 income and/or
 short-term
 gains..........        (0.0124)
                  ------------------
Net asset value
 at end of
 period.........   $       1.00
                  ==================
Total Return:
Based on net
 asset value per
 share..........           4.35%/3/
Ratios to
 Average Daily
 Net Assets:
Expenses........           0.53%/3/
Net investment
 income.........           4.25%/3/
Supplemental
 Data:
Net assets at
 end of period..   $256,895,180
Number of shares
 outstanding at
 end of period..    256,895,680

--------
 /1/ Financial information for the fiscal year ended March 31, 1998 is given for the BT Alex. Brown Cash Reserve Shares class of the Tax-Free Series. /2/ Date operations commenced.
 /3/ Annualized.
 /4/ Ratio of expenses to average daily net assets prior to partial fee waiv-
  ers was 0.57% for the year ended March 31, 1992.
 /5/ Ratio of net investment income to average daily net assets prior to par-tial fee waivers was 3.48% for the year ended March 31, 1992.

Investment Program

Investment Objectives

The investment objective of each Series of the Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Tax-Free Series seeks income exempt from federal income taxes. Each Series seeks to achieve its objective by investing in a diversified portfolio of do-mestic money market instruments that satisfy strict credit quality standards and that mature within 397 days or less from the date of purchase. (See "Port-folio Investments -- Treasury Series -- Prime Series -- Tax-Free Series.")

Portfolio Investments

 -- Treasury Series

The Treasury Series may invest in U.S. Treasury obligations consisting of mar-ketable securities and instruments issued by the U.S. Treasury, including bills, notes, bonds and other obligations. It is management's intention to have 100% of the Treasury Series' assets invested in such instruments at all times. In unusual circumstances, up to 10% of the Treasury Series' assets may be invested in repurchase agreements collateralized by U.S. Treasury obliga-tions. Such investments will be made only when it is necessary to ensure that the Series is fully invested while satisfying its liquidity requirements.

 -- Prime Series

In addition to the U.S. Treasury obligations described above and repurchase agreements collateralized by U.S. Treasury securities, the Prime Series may invest in obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. Some of these obliga-tions are backed by the full faith and credit of the U.S. Government (e.g., the Government National Mortgage Association), others are supported by the is-suing agency's right to borrow from the U.S. Treasury (e.g., securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (e.g., the Federal National Mortgage Association).

The Prime Series may also invest in a broad range of commercial and bank obli-gations that the investment advisor, under guidelines established by the Board of Directors, believes present minimal credit risk and that satisfy the crite-ria for such obligations described below:

The Prime Series may invest in instruments consisting of commercial paper and variable amount master demand notes. Eligible commercial paper is limited to short-term, unsecured promissory notes issued by corporations that (i) are rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1+ or A-1 by Standard and Poor's Ratings Group ("S&P") or (ii) if not rated by Moody's or S&P, are of comparable quality to Prime-1 or A-1+ or A-1 instruments as deter-mined by the Fund's investment advisor; and (iii) are otherwise "Eligible Se-curities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of inter-est pursuant to arrangements with issuers who meet the foregoing quality cri-teria. The interest rate on a variable amount master demand note is periodi-cally redetermined according to a prescribed formula.

Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All master de-mand notes acquired by the Prime Series will be payable within a prescribed notice period not to exceed seven days. (See the Statement of Additional In-formation for information with respect to commercial paper and bond ratings.)

The Prime Series may also invest in bank instruments consisting mainly of cer-tificates of deposit and bankers' acceptances that (i) are issued by U.S. banks that satisfy applicable quality standards; or (ii) are fully insured as to principal and interest by the Federal Deposit Insurance Corporation.

 -- Tax-Free Series

The Tax-Free Series may invest in municipal securities consisting of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public purposes (including the construction of a wide range of public facilities), for refunding outstanding obligations, for general op-erating expenses and for lending such funds to other public institutions and facilities, and (ii) certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the con-struction, equipment, repair or improvement of privately operated facilities ("private activity bonds"); provided that the interest paid on such debt obli-gations and private activity bonds, in the opinion of bond counsel, is exempt from federal income taxes.

The Tax-Free Series invests in high quality municipal securities that the in-vestment advisor believes, under guidelines established by the Board of Direc-tors, present minimal credit risk and that at the time of purchase are rated within the two highest credit categories assigned by the recognized rating agencies (provided that such purchases would be further limited unless the instrument meets the definition of "Eligible Security" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended), including: (1) bonds rated Aaa or Aa by Moody's or AAA or AA by S&P; (2) municipal commercial paper rated Prime-1 or Prime-2 by Moody's or A-1+, A-1 or A-2 by S&P; (3) municipal notes and floating and variable rate demand obligations rated SP-1 or higher by S&P or MIG2 or VMIG or higher by Moody's; and (4) obligations secured by letters of credit providers rated within the two highest categories by any na-tionally recognized bank rating agency approved by the Fund's Board of Direc-tors. The Tax-Free Series may purchase unrated securities if they are deter-mined by the investment advisor, under guidelines established by the Board of Directors, to be of comparable value to those obligations rated in the catego-ries described above.

The Tax-Free Series may hold cash reserves pending investment in municipal se-curities.

It is a fundamental policy of the Tax-Free Series to have its assets invested so that at least 80% of the Series' income will be exempt from federal income taxes, and it is the Tax-Free Series' present intention (but it is not a fun-damental policy) to invest its assets so that 100% of its annual interest in-come will be tax-exempt. From time to time, on a temporary basis or for defen-sive purposes, however, the Fund may invest up to all of its assets in taxable short-term investments that meet the criteria for investment for the Treasury or Prime Series as described above.

The Tax-Free Series will seek to avoid the purchase of private activity bonds the interest on which will be considered to be an item of preference for pur-poses of alternative minimum tax liability for individuals under the Internal Revenue Code of 1986, as amended (the "Code").

Other Investment Practices

The Fund may enter into the following arrangements with respect to any Series:

When-Issued Securities involving commitments by a Series to purchase portfolio securities on a "when-issued" basis. When-issued securities are securities pur-chased for delivery beyond the normal settlement date at a stated price and yield. A Series will generally not pay for such securities or start earning in-terest on them until they are received. When-issued commitments will not be used for speculative purposes and will be entered into only with the intention of actually acquiring the securities.

The Prime Series and the Treasury Series may also enter into the following ar-rangements:

Repurchase Agreements under which the purchaser (for example, a Series of the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Al-though the underlying collateral for repurchase agreements may have maturities exceeding 397 days, repurchase agreements entered into by a Series will not have a stated maturity in excess of seven days from the date of purchase. A Se-ries may enter into repurchase agreements with institutions that the Fund's Board of Directors believes present minimal credit risk. Default by, or bank-ruptcy proceedings with respect to the seller may, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

The Prime Series may also enter into the following arrangements:

Reverse Repurchase Agreements involving the sale of money market instruments held by the Prime Series, with an agreement to repurchase the instruments at an agreed upon price and date. The Prime Series will employ reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market con-ditions. The Prime Series will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities retained by the Prime Series in lieu of liquidation may decline below the repurchase price of the securities sold by the Prime Series, which it is obligated to repurchase.

Investment Restrictions

The Fund's investment program is subject to a number of investment restrictions that reflect self-imposed standards as well as federal regulatory limitations, the most significant of which are set forth as follows:

(1) No Series may purchase securities of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities and any municipal secu-rities guaranteed by the U.S. Government), if immediately after such purchase more than 5% of the value of such Series' assets would be invested in such is-suer;

(2) No Series may borrow money or issue senior securities, except that (i) any Series may borrow money from banks for temporary purposes in amounts up to 10% of the value of such Series' total assets at the time of borrowing, provided that any such borrowings are repaid prior to the purchase of additional portfolio securi-ties, (ii) the Prime Series may enter into reverse repurchase agreements in accordance with its investment program and (iii) any Series of the Fund may enter into commitments to purchase securities in accordance with its invest-ment program;

(3) No Series may lend money or securities except to the extent that a Series' investments may be considered loans;

(4) The Prime Series may not purchase any commercial paper or variable rate demand notes that would cause more than 25% of the value of the Series' total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same indus-try; and

(5) The Tax-Free Series may not purchase any securities (other than obliga-tions issued or guaranteed by the U.S. Government, its agencies or instrumen-talities, certificates of deposit and guarantees of banks) that would cause more than 25% of the value of the Series' total net assets at the time of such purchase to be invested in: (i) securities of one or more issuers conducting their principal activities in the same state; (ii) securities, the interest on which is paid from revenues of projects with similar characteristics; or (iii) industrial development bonds the obligors of which are in the same industry.

(6) The Tax-Free Series will be invested so that at least 80% of the Series' income will be exempt from federal income taxes.

The investment objectives of each Series of the Fund as described under "In-vestment Objectives" and the foregoing restrictions are matters of fundamental policy except where noted and may not be changed without the affirmative vote of a majority of the outstanding shares of the Series affected. The Treasury Series has a policy, which may be changed by the Fund's Board of Directors and without shareholder approval, of limiting investments in U.S. Government obli-gations to U.S. Treasury obligations.

Further investment restrictions are listed in the Statement of Additional In-formation.

The Fund's Net Asset Value

The following sections describe how to buy and redeem shares of the Fund.

The price you pay or receive is the Fund's net asset value per share.

The net asset values per share of the Treasury Series and the Tax-Free Series are determined on each business day as of 11:00 a.m. (Eastern Time). The net asset value per share of the Prime Series is determined daily on each business day as of 12:00 noon (Eastern Time).

The Fund uses the amortized cost method of valuing portfolio securities and rounds the per share net asset value of each Series to the nearest whole cent. As a result, it is anticipated that the net asset value of each Series will remain constant at $1.00 per share. There can be no assurance, however, that this will always be the case.

You may buy or redeem shares on any day on which both the New York Stock Ex-change and the Fund's custodian are open for business (a "Business Day"). If your order is entered before the Series' net asset value per share is deter-mined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the Series' net as-set value is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

How to Buy Shares

General Information on Purchases

You may buy any Series of the Fund's shares through your securities dealer or through a financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your or-der.

Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment in any Series must be at least $1,500. Subsequent in-vestments in the same Series must be at least $100.

There is no minimum investment requirement if you are buying shares through your securities dealer's program for automatic investments and redemptions.

Purchase Price

The price you pay to buy shares will be the Fund's net asset value per share.

Investing Regularly

You may make regular investments in the Fund through either of the following methods. Contact your securities dealer or servicing agent if you wish to en-roll in either of these programs or if you need any additional information.

Automatic Investment and Redemption Program.
Your securities dealer or servicing agent may have established a special pro-cedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Con-tact your securities dealer or servicing agent for details.

Dividend Reinvestment Plan. Unless you elect otherwise, all distributions will be reinvested in additional shares of the Series you own at net asset value. If you prefer to receive your distributions in cash, notify your securities dealer or your servicing agent at least five days before the date on which the next distribution will be paid. If you have redeemed all of the shares of a Series, your dividend will be paid in cash.

How to Redeem Shares

You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid.

Your securities dealer or servicing agent may require the following documents before they redeem your shares.

1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. All owners of the shares must sign the letter exactly as their names appear on the account.

2) A guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or asso-ciation, clearing agency, savings association or (if authorized by state law) credit union.

3) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.

Redemption Price

The price you receive when you redeem shares will be the net asset value of the Series you are redeeming.

Other Redemption Information

Automatic Investment and Redemption Program.
Your securities dealer or servicing agent may have established a special pro-cedure to automatically invest proceeds from the sale of securities and other credit balances in your account in shares of the Series you have selected and to redeem shares of the Series you own to pay for securities purchases. Con-tact your securities dealer or servicing agent for details.

Redemption by Check. You may establish special check redemption privileges that will allow you to redeem shares of the Series you own by writing checks in amounts of $500 or more. These checks may be cashed or deposited in the same way as ordinary bank checks. You may use the same check regardless of which Series of the Fund you own. If you own shares of more than one Series of the Fund, your check will be honored first through redemption of shares of the Tax Free Series, then through redemption of shares of the Prime Series and, finally, through redemption of shares of the Treasury Series. You will con-tinue to earn dividends on your shares until the check is presented for pay-ment and the corresponding shares are redeemed. Check redemption information will appear in your account with your securities dealer or servicing agent. Cancelled checks will not be returned to you.

If the amount of your check exceeds the value of the shares of all Series you own, the check will be returned to the payee marked "non-sufficient funds." Checks written for amounts less than $500 may also be returned. The Fund, in its discretion, will honor such checks but will charge you a servicing fee of $15.

The Fund reserves the right to terminate or alter check redemption privileges at any time, to impose a service charge, or to charge you for checks. The Fund may also charge you for returned checks and for effecting stop payment orders.

If you are interested in establishing check redemption privileges, contact your securities dealer or servicing agent.

Other Information. Any dividends payable on shares you redeem will be paid on the next dividend payment date.

If you redeem sufficient shares to reduce your investment in a Series to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.

If you paid for your purchase of shares by check, redemption of those shares will be restricted for a period of fifteen calendar days unless you are using the proceeds to purchase other securities through your securities dealer or servicing agent.

Dividends and Taxes

Dividends

All of the net income earned on each Series is normally declared as dividends daily to the respective shareholders of record of each Series. Dividends on each Series are normally payable on the first day that a share purchase order is effective but not on the date that a redemption order is effective. Divi-dends are declared daily and reinvested monthly in the form of additional full and fractional shares of the same Series at net asset value, unless you have elected to have dividends paid in cash.

Taxes

The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed expla-nation of the federal, state or local tax treatment of the Fund or its share-holders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor re-garding specific questions.

There is further information concerning taxes in the Statement of Additional Information.

Each Series of the Fund has elected to be taxed as a regulated investment com-pany under Subchapter M of the Code. As long as a Series qualifies for this tax treatment, it will not pay federal income tax on amounts distributed to its shareholders; but shareholders, unless otherwise exempt, will pay taxes on tax-able amounts so distributed.

The Tax-Free Series intends to qualify to pay "exempt-interest dividends" to its shareholders, by satisfying certain Code requirements described in the Statement of Additional Information. So long as these and certain other re-quirements are met, dividends of the Tax-Free Series derived from net tax-ex-empt interest income will be exempt-interest dividends that are excluded from the gross income of such Series' shareholders for federal income tax purposes. Exempt-interest dividends may, however, have collateral federal income tax con-sequences, including alternative minimum tax consequences. (See the Statement of Additional Information.)

Current federal tax law limits the types and volume of securities qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of exempt-interest divi-dends. All or a portion of the interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares is not deductible for federal in-come tax purposes. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or "industrial development bonds" should consult their tax ad-visors before purchasing shares. (See the Statement of Additional Information.)

You will be taxed on distributions from a Series' net investment company tax-able income as ordinary income. Distributions will not be eligible for the div-idends received deduction otherwise available to corporate shareholders. Al-though no Series expects to realize any capital gains, any distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) will be taxable to you as either short-term or long-term de-pending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipu-lated by the Fund regardless of how long you have held your Fund shares.

Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by a Series and received by you in the year in which the divi-dends were declared.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid lia-bility for federal excise tax.

The sale, exchange or redemption of shares is a taxable event for you.

If you own shares of the Treasury Series, you may not be required to pay state income tax on dividends to the extent such dividends are derived from interest on U.S. Treasury obligations. Since state laws vary, you are encouraged to consult with your tax advisor on this issue.

Management of the Fund

Board of Directors

The overall business and affairs of the Fund are managed by its Board of Di-rectors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisor and to the Fund's distribu-tor. A majority of the Board of Directors of the Fund have no affiliation with the Fund's advisor or the Fund's distributor.

Investment Advisor

Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust Corporation, was organized in 1987 and acts as the Fund's investment ad-visor. ICC supervises and manages the Fund's operations and generally provides management and administrative services for the Fund. ICC is investment advisor to mutual funds having net assets of approximately $7.4 billion at May 31, 1998. In addition to the Fund, these include the funds in the Flag Investors family of funds.

As compensation for providing investment advisory services to the Fund for the fiscal year ended March 31, 1998, ICC received a fee equal to 0.26% of the Prime Series' average daily net assets, 0.24% of the Treasury Series' average daily net assets and 0.27% of the Tax-Free Series' average daily net assets. ICC may, from time to time, voluntarily waive a portion of its advisory fee with respect to any Series to preserve or enhance the performance of the Se-ries.

ICC also serves as the Fund's transfer and dividend disbursing agent and pro-vides accounting services to each Series. An affiliate of ICC provides custody services to the Fund. (See "Custodian, Transfer Agent and Accounting Servic-es.")

On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, in-cluding investment management, mutual funds, retail and commercial banking, in-vestment banking and insurance. The transaction is contingent upon various reg-ulatory approvals, and continuation of the Fund's advisory relationship with ICC thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG, as ICC's new parent company, will control its operations as investment advisor. ICC believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidi-ary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Of-fice, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Sepa-rately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the in-vestment advisory or mutual fund management activities of Bankers Trust or its affiilates.

As a result of the plea, absent an order from the SEC, ICC may not be able to continue to provide investment advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to con-tinue to provide investment advisory services to registered investment compa-nies. There is no assurance that the SEC will grant a permanent order.

Distributor

ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as distributor for the Fund's three Series since August 31, 1997. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including the funds in the Flag Investors fam-ily of funds. ICC Distributors is not affiliated with the Fund's advisor. As compensation for providing distribution services for the period from August 31, 1997 through March 31, 1998, ICC Distributors received a fee equal to 0.25% (annualized) of the Fund's average daily net assets.

ICC Distributors may make payments to shareholder servicing agents, securities dealers, banks and other financial institutions, that provide shareholder serv-ices. Such financial institutions may charge you separately for these services.

ICC Distributors may use a portion of the fee it receives from the Fund to com-pensate securities dealers for opening shareholder accounts, processing in-vestor purchase and redemption orders, responding to inquiries from Fund share-holders concerning the status of their accounts and operations of the Fund, and communicating with the Fund and its transfer agent on behalf of the Fund's shareholders. Additionally, ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders.

Current Yield

From time to time the Fund advertises the "yield" and "effective yield" of a particular Series or class. Both figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Series or class refers to the income generated by an investment in that Series or class over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week of a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Tax-Free Series may also advertise a taxable-equiva-lent yield or effective yield, which are calculated by applying a stated in-come tax rate to the Series' tax-exempt income for the same periods and annualized as described above.

You may obtain the yield for any Series or class of the Fund by calling your securities dealer or (410) 895-5995.

General Information

Description of Shares

The Fund is an open-end, diversified management investment company. The Fund was reorganized under the laws of the State of Maryland on April 5, 1990. The Fund is authorized to issue 9 billion shares of common stock, with a par value of $.001 per share. Shares of the Fund are divided into three series, each with a par value of $.001--the Prime Series, the Treasury Series and the Tax-Free Series. Each of the Series currently offers one or more classes, which differ from each other principally in distribution fees, in some instances shareholder servicing fees, and the method of distribution, which may affect performance. For information regarding the other classes of shares, please call (800) 553-8080. Shares of the Fund have equal rights with respect to vot-ing, except that the holders of shares of a particular Series or class will have the exclusive right to vote on matters affecting only the rights of the holders of such Series or class. For example, holders of a particular Series will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Series. In the event of dis-solution or liquidation, holders of shares of each Series will receive pro ra-ta, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective Series less (b) the liabilities of the Fund at-tributable to the respective Series or allocated among all Series based on the respective liquidation value of each Series.

There are no preemptive or conversion rights applicable to any of the Fund's shares. The Fund's shares, when issued, will be fully paid and non-assessable. The Board of Directors may create additional series or classes of Fund shares without shareholder approval.

On December 18, 1998, the Fund's Board of Directors adopted a shareholder service plan (the "Service Plan") for the BT Alex. Brown Cash Re-serve Shares of each of the Prime Series, the Treasury Series and the Tax-Free Series (the "Shares"). Under the terms of each Service Plan, the Fund will pay the Distributor an annual service fee of 0.05% of the Shares' average daily net assets. The Distributor will use the service fee to pay third parties for services for which they are not otherwise being compensated under a dealer or shareholder servicing agreement entered into pursuant to a Rule 12b-1 Plan.

Custodian, Transfer Agent and Accounting Services

Investment Company Capital Corp., the Fund's investment advisor, also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to each Series. As compensation for providing accounting services to the Prime Series and the Treasury Series for the fiscal year ended March 31, 1998, ICC received from the Fund a fee equal to 0.01% of the Prime Series' av-erage daily net assets and 0.02% of the Treasury Series' average daily net as-sets. As compensation for providing accounting services to the Tax-Free Se-ries, ICC receives from the Fund an annual fee equal to $13,000, plus a per-centage of the Tax-Free Series' average daily net assets in excess of $10 mil-lion at a maximum rate of 0.10% of net assets, and declining at various asset levels to a minimum rate of 0.001% on assets of $1 billion or more. Bankers Trust Company, a subsidiary of Bankers Trust Corporation acts as custodian of the Fund's assets. (See the Statement of Additional Information.)

Annual Meetings

The Fund does not expect to hold annual meet-ings of shareholders unless re-quired by Maryland law. Shareholders may remove directors from office by votes cast at a meeting of shareholders or by written consent. A meeting of share-holders may be called at the request of the holders of 10% or more of the Fund's outstanding shares.

Reports

You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.

Shareholder Inquiries

If you have questions concerning your shares, contact the Transfer Agent at
(800) 553-8080 or your securities dealer or servicing agent.

                     BT ALEX. BROWN CASH RESERVE FUND, INC.

                               Investment Advisor
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                           Baltimore, Maryland 21202

             Distributor                            Fund Counsel
       ICC DISTRIBUTORS, INC.                MORGAN, LEWIS & BOCKIUS LLP
            P.O. Box 7558                        1701 Market Street
        Portland, Maine 04101             Philadelphia, Pennsylvania 19103

              Custodian                        Independent Accountants
        BANKERS TRUST COMPANY                PRICEWATERHOUSECOOPERS LLP
         130 Liberty Street                     250 West Pratt Street
      New York, New York 10006                Baltimore, Maryland 21201

                                 Transfer Agent
                        INVESTMENT COMPANY CAPITAL CORP.
                                One South Street
                           Baltimore, Maryland 21202
                                 (800) 553-8080

(C) by BT Alex. Brown Incorporated

BT ALEX. BROWN
CASH RESERVE
FUND, INC.

Prime Series
Treasury Series
Tax-Free Series

Prospectus

August 1, 1998, as supplemented through
March 31, 1999



  BT Alex. Brown

[LOGO APPEARS HERE]

 BT Alex. Brown Cash Reserve Fund, Inc.
 P.O. Box 17250
 Baltimore, Maryland 21203
[LOGO APPEARS HERE]
           PRSRT STD U.S. POSTAGE PAID Lancaster, PA Permit No. 1793